Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Reconciliation of Statutory Federal Income Tax Rate and Effective Income Tax Rate

A reconciliation of the statutory Federal income tax rate and the effective income tax rate for the years ended December 31, 2015 and 2014 follows:

	December 31,	December 31,
	2015	2014
Statutory federal income tax rate	35%	35%
Permanent items	35%	(12)%
State income taxes, net of federal taxes	16%	4%
Change in valuation allowance	(91)%	(29)%
Tax credits claimed	5%	1%
Other	0%	1%
Effective income tax rate	0%	0%

Summary of Significant Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities are as follows (in thousands):

	December 31,	December 31,
	2015	2014
Deferred tax assets (liabilities)
Current deferred tax assets (liabilities)	$136	$187
Deferred revenues	—	—
Current deferred tax assets	136	187
Valuation allowances	(136)	(187)
Net current deferred tax assets	—	—
Net operating loss carryforwards	23,871	22,332
Stock based compensation	3,447	3,359
Research and development tax credit	2,056	1,842
Other	191	72
Non-current deferred tax assets	29,565	27,605
Valuation allowances	(29,539)	(27,582)
Net non-current deferred tax assets	26	23
Non-current deferred tax liabilities	(26)	(23)
Net deferred tax assets	—	—

Summary of Components of Provision for Income Taxes	The components of the provision for income taxes were as follows:
	December 31,	December 31,
	2015	2014
Current	$—	$—
Deferred	—	—
Total	$—	$—